Acquisitions - Purchase price allocation of the assets acquired, and liabilities assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2020	Dec. 31, 2019
Business Acquisition
Goodwill	$ 97,053	$ 97,053	$ 97,053		$ 14,616
S&D Acquisition
Business Acquisition
Cash and cash equivalents				$ 8,282
Accounts receivable				57,818
Inventory				67,297
Prepaid expenses and other current assets				1,810
Property, plant and equipment				92,369
Goodwill				159,320
Intangible assets				142,920
Other assets				3,319
Accounts payable and accrued liabilities				(87,216)
Long-term debt				(147)
Deferred tax liabilities				(42,168)
Other long-term liabilities				(1,985)
Total				$ 401,619